Other revenues	12 Months Ended
Dec. 31, 2021
Revenues [Abstract]
Other revenues
Note 8 – Other revenues
Other revenues consist of the following:

(In $ millions)	Year ended December 31, 2021	Year ended December 31, 2020	Year ended December 31, 2019
Leasing revenues (i)	26	19	1
Early termination fees (ii)	6	11	11

Total other revenues	32	30	12

i. Leasing revenues
Revenue earned on the charter of the
West Castor, West Telesto
and
West Tucana
to Gulfdrill, one of our related parties. Refer to Note 27 – “Related party transactions” for further details.
ii. Early termination fees
Early termination fees were received in 2021 for the
West Bollsta,
in 2020 for the
West Gemini
and in 2019
for the
West Jupiter
and
West Castor
.